Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investment [Abstract]
Schedule of Financial Information

The following tables set forth certain financial information of AirJoule, LLC as of December 31, 2024 and for the year ended December 31, 2024:

As of December 31, 2024
Total current assets	$2,330,386
In process research and development	674,700,000
Goodwill	534,353,000
Other non-current assets	5,796,941
Total assets	$1,217,180,327

Total current liabilities	$4,531,668
Total non-current liabilities	4,238,293
Total liabilities	8,769,961
Members capital contribution	$1,219,053,100
Accumulated deficit	(10,642,734)
Total member’s equity	1,208,410,366
Total liabilities and equity	$1,217,180,327

Schedule of Condensed Income Statement	Based on the Company’s assessment performed, no impairment to AirJoule, LLC’s goodwill or the Company’s equity method investment was identified as of December 31, 2024.
Year Ended December 31, 2024
Revenue	$—
Net loss	$(10,642,734)